Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 134,023
Insurance collateral	40,835
Trade and other accounts receivable, net	525,722
Parts and supplies inventory	22,693
Prepaids and other current assets	26,175
Current deferred tax assets	24,228
Total current assets	773,676
Non-current assets:
Property, plant and equipment, net	191,946
Intangible assets, net	564,227
Insurance collateral	105,763
Goodwill	2,269,140
Other long-term assets	108,356
Total assets	4,013,108
Current liabilities:
Accounts payable	50,512
Accrued liabilities	323,251
Current portion of long-term debt	14,590
Total current liabilities	388,353
Long-term debt	2,357,699
Long-term deferred tax liabilities	151,308
Insurance reserves and other long-term liabilities	202,258
Total liabilities	3,099,618
Equity:
Common stock ($0.01 par value; 2,000,000,000 shares authorized, 130,661,627 and 130,204,113 issued and outstanding in 2012 and 2011, respectively)	1,302
Additional paid-in capital	901,871
Retained earnings	13,019
Accumulated other comprehensive loss	(2,702)
Total Envision Healthcare Holdings, Inc. equity	913,490
Total equity	913,490
Total liabilities and equity	$ 4,013,108